Financial instruments and risk management (Details 5) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Abstract]
Carrying amount	$ 5,249,024	$ 4,047,937	$ 4,127,010
Fair value	$ 5,255,932	$ 4,062,999	$ 4,141,473